Accrued Liabilities and Other (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Payroll-related accruals	$ 20,192	$ 31,028	$ 24,995
Other accrued expenses and current liabilities	20,681	21,027	14,598
Total accrued liabilities and other	$ 40,873	$ 52,055	$ 39,593